CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Embedded Derivative Financial Instruments CNY	Dec. 31, 2009 Embedded Derivative Financial Instruments CNY
Cash flows from operating activities:
Net income	$ 43,427,109	273,325,882	881,873,227	85,409,632
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value					(54,938)	13,599,301
Change in fair value of forward contracts (Note 27)	3,873,240	24,377,786	(83,807,971)
Change in fair value of convertible senior notes (Note 27)	(63,240,633)	(398,030,217)
Change in fair value of capped call options (Note 27)	15,615,518	98,282,510
Share-based compensation charge (Note 23)	1,569,635	9,879,124	24,128,751
Deferred income taxes	668,772	4,209,187	8,110,198	(1,342,038)
Non-cash compensation to ordinary shareholders/employees (Note 21)				20,889,414
Depreciation of property, plant and equipment	41,920,925	263,846,113	96,751,960	43,840,980
Amortization of land use rights	883,097	5,558,122	4,075,087	2,245,016
Amortization of intangible assets	35,578	223,926	58,219	4,130
Amortization of deferred financing cost	79,442	500,000	500,000	250,000
Inventories provision	32,040,881	201,662,101	29,602,473	11,422,243
Provision for allowance of doubtful accounts	28,502,426	179,391,417	8,343,659	2,800,000
Provision for other receivable			1,500,000	4,000,000
Provision for advance to suppliers	103,741	652,937
Loss on disposal of property, plant and equipment	395,320	2,488,103	1,739,587
Property, plant and equipment impairment			5,376,071
Goodwill impairment	7,252,392	45,645,832
Investment income			(60,058)	(82,063)
Contingent liability			10,000,000
Exchange loss	22,083,963	138,994,253	10,143,414	2,181,537
Changes in operating assets and liabilities:
Increase in accounts receivable	(212,952,986)	(1,340,304,800)	(373,984,543)	(143,616,567)
(Increase)/decrease in notes receivable	(2,745,457)	(17,279,630)	13,301,730	(13,301,730)
Decrease/(increase) in advances to suppliers	23,933,677	150,636,168	(252,439,360)	3,107,915
Decrease/(increase) in inventories	(28,634,535)	(180,222,899)	(603,924,606)	46,504,747
Increase in other receivables from related parties	(46,362)	(291,798)	(399,444)
Increase in prepayments and other current assets	(72,909,731)	(458,886,559)	(282,504,242)	(76,817,335)
Decrease/(increase) in other assets	(4,979,672)	(31,341,556)	5,236,700
Increase/(decrease) in accounts payable	3,981,079	25,056,512	282,452,726	66,469,936
Increase in accrued payroll and welfare expenses	12,677,904	79,793,458	61,864,602	21,217,295
(Decrease)/increase in advances from third party customers	(12,333,800)	(77,627,705)	128,400,891	(139,608,876)
Increase/(decrease) in income tax payables	(9,424,362)	(59,315,991)	92,200,131
(Decrease)/increase in other payables and accruals	41,411,999	260,642,981	161,928,786	(25,470,359)
Net cash (used in)/provided by operating activities	(126,810,840)	(798,134,743)	230,413,050	(76,296,822)
Cash flows from investing activities:
(Increase)/Decrease in restricted cash	25,412,162	159,941,605	(222,538,376)	2,046,420
Purchase of property, plant and equipment	(320,217,506)	(2,015,416,953)	(1,307,932,241)	(242,770,774)
Purchase of land use rights	(18,428,590)	(115,987,700)	(37,556,165)	(42,500,610)
Purchase of intangible assets	(465,405)	(2,929,210)	(730,196)	(283,261)
Cash paid for short-term investments	(73,008,657)	(459,509,189)		(50,400,000)
Net cash paid for acquisition of a subsidiary				(69,248,833)
Proceeds from disposal of property, plant and equipment	36,595	230,323	395,250
Cash collected from short-term investments			15,816,513
Repayment of loan by a third party				3,000,000
Net cash used in investing activities	(386,671,401)	(2,433,671,124)	(1,552,545,215)	(400,157,058)
Cash flows from financing activities:
Net proceeds from public offering of ordinary shares			814,286,284
Proceeds from exercise of share options	597,258	3,759,081	2,076,090
Net proceeds from issuance of convertible senior notes	129,097,221	812,525,000
Repurchase of convertible senior notes	(829,815)	(5,222,773)
Proceeds from issuance of bonds	158,883,999	1,000,000,000
Repurchase of common stock	(9,033,790)	(56,857,774)
Cash paid for capped call options	(18,590,000)	(117,003,600)
Capital contributions by non-controlling interests holder	1,588,840	10,000,000
Cash paid for capital lease			(3,692,176)	(7,541,257)
Borrowings from third parties	948,841,267	5,971,912,049	2,471,127,222	1,294,956,061
Repayment of borrowings to third parties	(781,021,629)	(4,915,672,032)	(1,955,434,977)	(681,692,735)
(Increase)/decrease in cash restricted for notes payable (Note 2(g))	17,584,115	110,672,659	(121,424,144)	(43,986,784)
Increase in notes payable (Note 2(g))	53,751,803	338,308,472	489,878,911	39,553,566
Net cash provided by financing activities	500,869,269	3,152,421,082	1,696,817,210	601,288,851
Effect of foreign exchange rate changes on cash and cash equivalents	(1,266,155)	(7,969,056)	(5,959,840)	321,039
Net increase/(decrease) in cash and cash equivalent	(13,879,127)	(87,353,841)	368,725,205	125,156,010
Cash and cash equivalents, beginning of year	82,811,103	521,204,802	152,479,597	27,323,587
Cash and cash equivalents, end of year	68,931,976	433,850,961	521,204,802	152,479,597
Supplemental disclosure of cash flow information
Cash paid for income tax	22,340,984	140,611,920	59,968,864
Cash paid for interest expenses (net of amounts capitalized)	32,100,721	202,038,731	63,880,195	30,195,110
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables - net	49,556,763	311,905,309	268,668,526	91,387,236
Payable under capital lease				3,744,481
Conversion of Redeemable Convertible Preferred Shares into ordinary shares upon the Company's IPO			507,674,747